Registration No. 333-05593
                                                     Registration No. 811-07659
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                       -----------------------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    | |


           Pre-Effective Amendment No.                                     | |
                                       ----
                                                                           |X|

           Post-Effective Amendment No.  17
                                       ----

                                     AND/OR



REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            | |



                                                                           |X|
           Amendment No.  41
                         ----

                        (Check appropriate box or boxes)
                        --------------------------------


                               SEPARATE ACCOUNT 49
                                       of
            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)
                           --------------------------


            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                               (Name of Depositor)
              1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)


        Depositor's Telephone Number, including Area Code: (212) 554-1234
                          ----------------------------



                                  ROBIN WAGNER
                           VICE PRESIDENT AND COUNSEL


            The Equitable Life Assurance Society of the United States
              1290 Avenue of the Americas, New York, New York 10104
                   (Names and Addresses of Agents for Service)
                        --------------------------------


                  Please send copies of all communications to:
                            PETER E. PANARITES, ESQ.
                         Freedman, Levy, Kroll & Simonds
                    1050 Connecticut Avenue, N.W., Suite 825
                             Washington, D.C. 20036
                        ---------------------------------

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):

| |     Immediately upon filing pursuant to paragraph (b) of Rule 485.

| |     On (date) pursuant to paragraph (b) of Rule 485.

|x|     60 days after filing pursuant to paragraph (a)(1) of Rule 485.

| |     On (date) pursuant to paragraph (a)(1) of Rule 485.

| |     75 days after filing pursuant to paragraph (a)(2) of Rule 485.

| |     On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

| | This post-effective amendment designates a new effective date for previously filed post-effective amendment.
                        ---------------------------------

         Title of Securities Being Registered:

               Units of interest in Separate Account under variable annuity contracts.

                                      NOTE


This Post Effective Amendment No. 17 ("PEA") to the Form N-4 Registration Statement No. 333-05593 ("Registration Statement") of The Equitable Life Assurance Society of the United States ("Equitable Life") and its Separate Account 49 is being filed solely for the purpose of including in the Registration Statement a prospectus supplement relating to the "Protection Plus Death Benefit," an additional optional death benefit for NQ contracts offered under Equitable Life's Accumulator variable annuity product. The PEA does not amend or delete the Accumulator Prospectuses or Statements of Additional Information, dated May 1, 2000, as previously supplemented, or any other part of the Registration Statement except as specifically noted herein.

(Parts A, B and C of Post Effective Amendment No. 15 to the N-4 Registration Statement (File No. 333-05593), filed with the Commission on April 26, 2000, are incorporated by reference.)

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES -- SUPPLEMENT DATED NOVEMBER 6, 2000, TO THE CURRENT PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION ("SAIS") FOR:

ACCUMULATOR                 ACCUMULATOR PLUS               ACCUMULATOR SELECT

--------------------------------------------------------------------------------

     This supplement modifies certain information in the above-referenced prospectuses and SAIs, as supplemented to date (together, the "Prospectuses"). Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses.

PROTECTION PLUS DEATH BENEFIT

Subject to state availability, we now offer Protection Plus, an additional optional death benefit for non-qualified contracts that will increase the death benefit payable under your NQ contract. The cost of this optional benefit is 0.20% of the account value annually. The following changes reflect the availability of this new optional death benefit in the non-qualified market.

1. The following is added to the Prospectuses under "Equitable Accumulator at a glance -- key features"

    Under "Additional features:"

       o "Protection Plus," an optional death benefit available under NQ contracts (subject to state availability)"

2.  The following is added to and revised in the Prospectuses under "Fee Table:"

       (a) Under "Charges we deduct from your account value each year if you elect the optional benefit":

       "PROTECTION PLUS BENEFIT CHARGE (Calculated as a percentage of the account value.  Deducted annually on each contract date
       anniversary)                                                       0.20%"


       (b) The fee table examples have been revised in their entirety to reflect the 0.20% charge for the optional Protection Plus feature as follows:

       "The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated. We assume that a $1,000 contribution is invested in one of the variable investment options listed and a 5% annual return is earned on the assets in that option. Other than as indicated in the next sentence, the charges used in the examples are the maximum aggregate charges that can apply under any contract to which this Supplement relates, including those that apply to any optional features.(1) The annual administrative charge is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of these examples of $0.14 per $1,000. Please note that the charges that would apply under your contract may be lower if: (i) your contract does not have an annual administrative charge or surrender charges; or (ii) the current charges under your contract are lower than the maximum charges used in the examples below.

       These examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.



Protection Plus Supplement - MLEDI-129360


                                                IF YOU SURRENDER YOUR CONTRACT        IF YOU DO NOT SURRENDER YOUR
                                                AT THE END OF EACH PERIOD SHOWN       CONTRACT AT THE END OF EACH
                                                THE EXPENSES WOULD BE:                PERIOD SHOWN THE EXPENSES WOULD BE:
                                                 1 Year   3 Years  5 Years  10 Years   1 Year   3 Years 5 Years  10 years
-------------------------------------------------------------------------------------------------------------------------
Alliance Common Stock                            $108.83  $158.43  $200.71  $336.67    $28.83   $91.22  $157.56  $336.67
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Alliance High Yield                              $110.47  $163.31  $208.77  $351.52    $30.47   $95.89  $165.26  $351.52
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Alliance Money Market                            $107.63  $154.84  $194.77  $325.64    $27.63   $87.78  $151.88  $325.64
-------------------------------------------------------------------------------------------------------------------------
Alliance Small Cap Growth                        $112.32  $168.82  $217.85  $368.07    $32.32  $101.17  $173.92  $368.07
-------------------------------------------------------------------------------------------------------------------------
Capital Guardian International                   $113.85  $173.34  $225.27  $381.49    $33.85  $105.51  $181.01  $381.49
-------------------------------------------------------------------------------------------------------------------------
Capital Guardian Research                        $111.12  $165.25  $211.98  $357.40    $31.12   $97.76  $168.32  $357.40
-------------------------------------------------------------------------------------------------------------------------
Capital Guardian U.S. Equity                     $111.12  $165.25  $211.98  $357.40    $31.12   $97.76  $168.32  $357.40
-------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                              $110.36  $162.98  $208.24  $350.54    $30.36   $95.58  $164.75  $350.54
-------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth                       $113.31  $171.72  $222.63  $376.72    $33.31  $103.96  $178.49  $376.72
-------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Technology                           $113.31  $171.72  $222.63  $376.72    $33.31  $103.96  $178.49  $376.72
-------------------------------------------------------------------------------------------------------------------------
EQ Equity 500 Index                              $106.64  $151.90  $189.88  $316.52    $26.64   $84.96  $147.21  $316.52
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EQ/Evergreen                                     $111.12  $165.25  $211.98  $357.40    $31.12   $97.76  $168.32  $357.40
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EQ/Evergreen Foundation                          $111.12  $165.25  $211.98  $357.40    $31.12   $97.76  $168.32  $357.40
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EQ/Janus Large Cap Growth                        $113.31  $171.72  $222.63  $376.72    $33.31  $103.96  $178.49  $376.72
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EQ/Putnam Growth & Income Value                  $111.12  $165.25  $211.98  $357.40    $31.12   $97.76  $168.32  $357.40
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EQ/Putnam International Equity                   $114.40  $174.95  $227.91  $386.23    $34.40  $107.05  $183.53  $386.23
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EQ/Putnam Investors Growth                       $111.12  $165.25  $211.98  $357.40    $31.12   $97.76  $168.32  $357.40
------------------------------------------------------------------------------------------------------------------------
EQ International Equity Index                    $111.67  $166.87  $214.65  $362.26    $31.67   $99.31  $170.87  $362.26
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EQ Small Company Index                           $108.94  $158.75  $201.25  $337.67    $28.94   $91.53  $158.07  $337.67
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FI Mid Cap                                       $111.67  $166.87  $214.65  $362.26    $31.67   $99.31  $170.87  $362.26
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FI Small/Mid Cap Value                           $112.76  $170.11  $219.97  $371.93    $32.76  $102.41  $175.95  $371.93
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JP Morgan Core Bond                              $109.48  $160.38  $203.94  $342.64    $29.48   $93.09  $160.64  $342.64
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Lazard Large Cap Value                           $111.12  $165.25  $211.98  $357.40    $31.12   $97.76  $168.32  $357.40
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Lazard Small Cap Value                           $112.76  $170.11  $219.97  $371.93    $32.76  $102.41  $175.95  $371.93
-------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Companies                    $111.67  $166.87  $214.65  $362.26    $31.67   $99.31  $170.87  $362.26
-------------------------------------------------------------------------------------------------------------------------
MFS Growth with Income                           $111.12  $165.25  $211.98  $357.40    $31.12   $97.76  $168.32  $357.40
-------------------------------------------------------------------------------------------------------------------------
MFS Research                                     $111.12  $165.25  $211.98  $357.40    $31.12   $97.76  $168.32  $357.40
-------------------------------------------------------------------------------------------------------------------------
Mercury Basic Value Equity                       $111.12  $165.25  $211.98  $357.40    $31.12   $97.76  $168.32  $357.40
-------------------------------------------------------------------------------------------------------------------------
Mercury World Strategy                           $113.85  $173.34  $225.27  $381.49    $33.85  $105.51  $181.01  $381.49
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Morgan Stanley Emerging Markets Equity           $119.86  $190.98  $254.00  $432.34    $39.86  $122.41  $208.45  $432.34
-------------------------------------------------------------------------------------------------------------------------

(1) The amount accumulated from the $1,000 contribution could not be paid in the form of an annuity payout option at the end of any of the periods shown in the examples. This is because if the amount applied to purchase an annuity payout option is less than $2,000, or the initial payment is less than $20, we may pay the amount to you in a single sum instead of payments under an annuity payout option. See "Accessing your money."

3. A new section is added following "Guaranteed minimum death benefit" under "Contract features and benefits" in the Prospectuses:

     "PROTECTION PLUS

     Subject to state availability, if you are purchasing an NQ contract, you may elect the Protection Plus death benefit at the time you purchase your NQ contract. Protection Plus provides an additional death benefit as described below.

     If the annuitant is 69 or younger when we issue your NQ Contract, your death benefit will be:
     o  the greater of:
        o  your account value or
        o  any applicable guaranteed minimum death benefit
     INCREASED BY:
     o  40% of the lesser of:
        o  Your total net contributions OR
        o  Your death benefit  less your total net contributions


Protection Plus Supplement - MLEDI-129360

For purposes of calculating your Protection Plus benefit the following applies: (i) Your "net contributions" are the total contributions you have made reduced on a pro rata basis to reflect your withdrawals. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your net contributions by that percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your contributions aggregated $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your net contributions after the withdrawal would be $24,000 ($40,000-$16,000); (ii) Your "death benefit" is equal to the greater of your account value as of the date we receive satisfactory proof of death or any applicable guaranteed minimum death benefit as of the date of death.

     If the annuitant is between the ages of 70 and 79 when we issue your NQ Contract, your death benefit will be:
     o  the greater of:
        o  your account value or
        o  any applicable guaranteed minimum death benefit
     INCREASED BY:
     o  25% of the lesser of:
        o  Your total net contributions (as described above) or
        o Your death benefit (as described above) less your total net contributions"

4.   The following is added under  "Charges and expenses" in the Prospectuses:

     (a) The following is added to the second paragraph under "Charges that Equitable Life deducts" to indicate that when the charge for Protection Plus is deducted, we reduce the number of units credited to your contract.

          o "A charge for Protection Plus, if you elect this optional benefit."

     (b) The following new section is added before "Charges for state premium and other applicable taxes:"

          "PROTECTION PLUS

          If you elect Protection Plus, we deduct a charge annually from your account value on each contract date anniversary. The charge is equal to 0.20% of the account value on each contract date anniversary. We will deduct this charge from your value in the variable investment options on a pro rata basis."

          [APPLICABLE ONLY TO ACCUMULATOR AND ACCUMULATOR SELECT:]

          "If there is not enough value in the variable investment options, we will deduct all or a portion of the charge from the fixed maturity options in the order of the earliest maturity dates first. A market value adjustment may apply."

5. The following is added as the first sentence in the last paragraph under "Your contract's value in the variable investment options" in the
     Prospectuses:

     "Also, when we deduct the Protection Plus benefit charge the number of units credited to your contract will be reduced."

6. The following is added as the second paragraph in "Payments made before annuity payments begin" under "Taxation of nonqualified annuities" in "Tax Information" in the Prospectuses:


Protection Plus Supplement - MLEDI-129360

     "In order to enhance the amount of the death benefit to be paid at the Annuitant's death, you may purchase a Protection Plus rider for your contract. Although we regard this benefit as an investment protection feature which should have no adverse tax effect, it is possible that the IRS could take a contrary position and assert that some portion of the charges for the Protection Plus rider should be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could be taxable, and for contract owners under age 59 1/2, also subject to a tax penalty."



































Protection Plus Supplement - MLEDI-129360

                                   SIGNATURES



         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 6th day of September, 2000.




                                          SEPARATE ACCOUNT 49 OF
                                          THE EQUITABLE LIFE ASSURANCE SOCIETY
                                          OF THE UNITED STATES
                                          (Registrant)

                                          By:    The Equitable Life Assurance
                                                 Society of the United States


                                          By:  /s/ Robin Wagner
                                               -------------------------
                                                   Robin Wagner
                                                   Vice President and Counsel
                                                   The Equitable Life Assurance
                                                   Society of the United States

                                   SIGNATURES



         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 6th day of September, 2000.


                                           THE EQUITABLE LIFE ASSURANCE SOCIETY
                                                  OF THE UNITED STATES
                                                       (Depositor)


                                           By: /s/ Robin Wagner
                                               ------------------------
                                                   Robin Wagner
                                                   Vice President and Counsel
                                                   The Equitable Life Assurance
                                                   Society of the United States


         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


PRINCIPAL EXECUTIVE OFFICERS:

*Michael Hegarty                           President, Chief Operating Officer
                                           and Director

*Edward D. Miller                          Chairman of the Board,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board,
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Francoise Colloc'h        Donald J. Greene            George T. Lowy
Henri de Castries         John T. Hartley             Edward D. Miller
Joseph L. Dionne          John H.F. Haskell, Jr.      Didier Pineau-Valencienne
Denis Duverne             Michael Hegarty             George J. Sella, Jr.
Jean-Rene Fourtou         Mary R. (Nina) Henderson    Peter J. Tobin
Norman C. Francis         W. Edwin Jarmain            Stanley B. Tulin
                                                      Dave H. Williams





*By: /s/ Robin Wagner
    -------------------------
        Robin Wagner
        Attorney-in-Fact
        September 6, 2000